Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data Tables [Abstract]
Quarterly financial information (unaudited) [Table Text Block]
	First	Second	Third	Fourth
2013(a) (b)	Quarter	Quarter	Quarter	Quarter	Total Year
Revenues:
Entertainment	$2,539	$2,008	$1,884	$2,214	$8,645
Cable Networks	478	518	596	477	2,069
Publishing	171	189	224	225	809
Local Broadcasting	638	698	641	719	2,696
Corporate/Eliminations	(63)	(44)	(43)	(64)	(214)
Total Revenues	$3,763	$3,369	$3,302	$3,571	$14,005
Segment OIBDA:
Entertainment	$480	$429	$431	$418	$1,758
Cable Networks	231	207	261	199	898
Publishing	12	21	43	37	113
Local Broadcasting	199	255	181	263	898
Corporate	(77)	(64)	(82)	(109)	(332)
Total Segment OIBDA	845	848	834	808	3,335
Restructuring charges	—	—	—	(20)	(20)
Depreciation and amortization	(74)	(73)	(70)	(73)	(290)
Total Operating Income	$771	$775	$764	$715	$3,025
Operating Income (Loss):
Entertainment	$440	$391	$394	$368	$1,593
Cable Networks	227	202	255	193	877
Publishing	10	20	41	35	106
Local Broadcasting	176	234	161	236	807
Corporate	(82)	(72)	(87)	(117)	(358)
Total Operating Income	$771	$775	$764	$715	$3,025
Net earnings from continuing operations	$450	$435	$431	$422	$1,738
Net earnings	$443	$472	$494	$470	$1,879

Basic net earnings per common share:
Net earnings from continuing operations	$.72	$.71	$.71	$.70	$2.86
Net earnings	$.71	$.78	$.82	$.78	$3.09
Diluted net earnings per common share:
Net earnings from continuing operations	$.71	$.70	$.70	$.69	$2.79
Net earnings	$.69	$.76	$.80	$.76	$3.01

Weighted average number of common shares
outstanding:
Basic	621	609	603	599	608
Diluted	638	624	618	615	624

Dividends per common share	$.12	$.12	$.12	$.12	$.48

  On July 16, 2014, the Company completed the split-off of Outdoor Americas and as a result, Outdoor Americas has been presented as a discontinued operation in the consolidated financial statements for all periods presented.

  During 2013, the Company completed the sale of Outdoor Europe which has been presented as a discontinued operation in the consolidated financial statements for all periods presented.

	First	Second	Third	Fourth
2012(a) (b)	Quarter	Quarter	Quarter	Quarter	Total Year
Revenues:
Entertainment	$2,318	$1,707	$1,680	$1,989	$7,694
Cable Networks	452	446	436	438	1,772
Publishing	176	189	210	215	790
Local Broadcasting	622	704	661	787	2,774
Corporate/Eliminations	(55)	(45)	(44)	(66)	(210)
Total Revenues	$3,513	$3,001	$2,943	$3,363	$12,820
Segment OIBDA:
Entertainment	$411	$426	$384	$328	$1,549
Cable Networks	209	190	227	185	811
Publishing	10	9	39	31	89
Local Broadcasting	171	248	213	325	957
Corporate	(69)	(65)	(63)	(95)	(292)
Total Segment OIBDA	732	808	800	774	3,114
Restructuring charges	—	—	—	(19)	(19)
Impairment charges	(11)	—	—	—	(11)
Depreciation and amortization	(76)	(78)	(73)	(79)	(306)
Total Operating Income	$645	$730	$727	$676	$2,778
Operating Income (Loss):
Entertainment	$370	$385	$346	$280	$1,381
Cable Networks	204	184	221	176	785
Publishing	8	7	38	27	80
Local Broadcasting	138	225	190	295	848
Corporate	(75)	(71)	(68)	(102)	(316)
Total Operating Income	$645	$730	$727	$676	$2,778
Net earnings from continuing operations	$369	$402	$362	$375	$1,508
Net earnings	$363	$427	$391	$393	$1,574

Basic net earnings per common share:
Net earnings from continuing operations	$.57	$.62	$.57	$.59	$2.35
Net earnings	$.56	$.66	$.61	$.62	$2.45
Diluted net earnings per common share:
Net earnings from continuing operations	$.55	$.61	$.55	$.58	$2.29
Net earnings	$.54	$.65	$.60	$.60	$2.39

Weighted average number of common shares
outstanding:
Basic	650	646	640	634	642
Diluted	667	661	656	650	659

Dividends per common share	$.10	$.10	$.12	$.12	$.44

  On July 16, 2014, the Company completed the split-off of Outdoor Americas and as a result, Outdoor Americas has been presented as a discontinued operation in the consolidated financial statements for all periods presented.

  During 2013, the Company completed the sale of Outdoor Europe which has been presented as a discontinued operation in the consolidated financial statements for all periods presented.